STOCK BASED COMPENSATION (Details 5)	Dec. 31, 2016 USD ($)
2016	$ 0
2017	0
2018	0
2019	0
2020	7,946,210
2021	12,645,476
Warrants and Rights Outstanding	$ 20,591,686